STATEMENT OF CASH FLOWS (FY)	4 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (7,798,760)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	6,829,174
Transaction costs allocable to warrant liabilities	807,424
Formation cost paid by Sponsor in exchange for issuance of Class B ordinary shares	5,000
Interest earned on marketable securities held in Trust Account	(2,030)
Changes in operating assets and liabilities:
Prepaid expenses	(295,658)
Accrued expenses	126,944
Net cash used in operating activities	(327,906)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(175,087,501)
Net cash used in investing activities	(175,087,501)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000
Proceeds from sale of Private Placement Warrants	8,037,500
Repayment of promissory note - related party	(64,126)
Payment of offering costs	(129,039)
Net cash provided by financing activities	176,894,335
Net Change in Cash	1,478,928
Cash - Beginning	0
Cash - Ending	1,478,928
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	175,087,500
Deferred underwriting fee payable	6,037,500
Payment of offering costs through promissory note	64,126
Offering costs included in accrued offering costs	350,000
Offering costs paid by Sponsor in exchange for issuance of founder shares	$ 20,000